Balter European L/S Small Cap Fund
Summary Section
Investment Objective.
The investment objective of the Balter European L/S Small Cap Fund (the “Fund”) is to seek to generate absolute returns by investing both long and short in European companies.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Balter European L/S Small Cap Fund	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Balter European L/S Small Cap Fund		Institutional Class	Investor Class
Management Fees		2.00%	2.00%
Distribution and Service (Rule 12b-1) Fees		none	0.25%
Other Expenses (Investor Class includes 0.05% of Shareholder Servicing Fees)	[1]	0.62%	0.67%
Total Annual Fund Operating Expenses		2.62%	2.92%
Fee Waiver/Expense Reimbursement		(0.38%)	(0.38%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	2.24%	2.54%
[1]	These expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Pursuant to an operating expense limitation agreement between Balter Liquid Alternatives, LLC (the "Adviser") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary or non-recurring expenses, including, but not limited to, litigation) for the Fund do not exceed 2.24% and 2.54% of the Fund's average net assets, for Institutional Class and Investor Class shares, respectively, through February 28, 2017. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Fund for fees it waived and Fund expenses it paid for the prior three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the lower of the current expense cap or the expense cap in place at the time of the waiver or reimbursement.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Balter European L/S Small Cap Fund - USD ($)	One Year	Three Years
Institutional Class	227	778
Investor Class	257	868

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund was not operational during the most recent fiscal year, the Fund’s portfolio turnover rate will not be provided at this time.

Principal Investment Strategies.

The Fund’s objective is to generate absolute returns primarily by investing both long and short in small-cap European equities.

Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of small-cap companies based in Europe. The Adviser considers issuers to be located in Europe if they are organized in Europe, have their principal place of business in the Europe, or their securities are traded principally in Europe. The Adviser currently defines small capitalization companies as those that at time of purchase have capitalizations of between $160 million to $5.5 billion (€150 million - €5 billion).. The Fund’s portfolio typically has 60 equity positions in the Fund’s long/short portfolio. The Fund may invest in listed and unlisted European equity securities, debt securities, options, warrants, convertibles and other derivative instruments. Derivative instruments may be exchanged traded or over-the-counter and will primarily be used for hedging and to manage short term volatility. The Fund may also retain amounts in cash or cash equivalents, pending investment, if this is considered appropriate to the investment objective.

The Fund is likely to have short positions at all times. The Fund may have a net long equity exposure of up to 150% of net asset value or a net short equity exposures of up to 50% of net asset value. The Fund also seeks to employ various hedging techniques with the aim of managing short term volatility.

The Fund’s sub-adviser, S.W. Mitchell Capital LLP (the “Sub-Adviser”), believes that European stock markets are inefficient and that substantial value can be created by employing fundamentally driven company research. The Sub-Adviser visits potential investee companies extensively and the Fund will invest in what the Sub-Adviser believes to be the best quality growth companies where management has embraced the philosophy of maximizing shareholder value. The Fund also seeks opportunities amongst those companies which are restructuring their operations in order to realize shareholder value. The Fund aims to create value by selling short shares of companies where the Sub-Adviser believes the business outlook is deteriorating and valuations does not reflect the value perceived by the Sub-Adviser.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

• Counterparty Risk. The Fund is subject to the risk that the issuers or counterparties with whom the Fund engages in derivative transactions will not fulfill their obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

• Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

• Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cyber security measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.

• Derivatives Risk. The Fund may invest in derivative instruments, including options, warrants and convertibles. In general, a derivative contract typically involves leverage, i.e., it provides long or short exposure to a reference instrument thereby providing the potential for gain or loss from a change in the level of the market price of a security, currency in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. In this way, the Fund can obtain market exposure to the reference instrument which is greater than the net assets used to establish the derivative position. The Fund’s investments in derivatives may not perform as anticipated, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility. Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage. Futures and forward contract prices, and the prices of the related contracts in which the Fund may trade, are highly volatile. Such prices are influenced by, among other things: changing supply and demand relationships; government trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; and changes in interest rates.

• Equity Risk. The Fund’s investments in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets, generally. The values of equity securities may decline for a number of reasons which directly relate to the issuing company, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions which are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment, generally.

• Fixed Income and Interest Rate Risk. The value of the Fund’s investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund. On the other hand, if rates fall, the value of fixed income securities and derivatives generally increases. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

• Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. A portion of the derivatives trades may take place on foreign markets. Neither existing SEC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets.

• General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

• Liquidity Risk. Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable times or prices.

• Management Risk. Management risk is the risk that the investment process used by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value.

• Non-Diversification Risk: The Fund is classified as non-diversified under the 1940 Act. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

• Portfolio Turnover Risk. The Fund may buy and sell investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

• Short Position Risk. The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Sub-Adviser’s ability to accurately anticipate the future value of a security or instrument. The Fund does sell stocks short. The Fund’s losses are potentially unlimited in a short position transaction.

• Small-Sized Companies Risk. The Fund invests in the stocks of small capitalization companies. The earnings and prospects of these companies are more volatile than larger companies. Small sized companies may experience higher failure rates than do larger companies.

Performance.

The bar chart illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns through December 31, 2014 compare with those of a broad measure of market performance. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The Fund is the successor to the S.W. Mitchell Small Cap European Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the Institutional Share Class of the Fund in connection with the Fund’s commencement of operations. The Sub-Adviser managed the Predecessor Fund, and the Fund’s investment policies, objective, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of anticipated fees and expenses applicable to the Institutional Class Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different. Please refer to the financial statements of the Predecessor Fund in the Fund’s Statement of Additional Information for additional information on the Predecessor Fund. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at no cost by calling the Fund toll-free at 1-844-322-8112 or on the Fund’s website www.balterliquidalts.com.

Institutional Class Shares Calendar Year Returns as of December 31,	[1]

The calendar year-to-date return for the Fund’s Institutional Class shares as of November 30, 2015 was 6.94%. During the period shown in the bar chart, the best performance for a quarter was 15.01% (for the quarter ended June 30, 2009). The worst performance was -13.39% (for the quarter ended September 30, 2011).

Average Annual Total Returns For the Periods Ended December 31, 2014	[2]
Average Annual Total Returns - Balter European L/S Small Cap Fund	Label	One Year	Three Years	Life of Fund		Inception Date
Institutional Class	Return Before Taxes	(0.44%)	11.31%	11.05%	[1]	Oct. 31, 2007
Institutional Class | Return After Taxes and Sale or Redemption of Fund Shares		(0.25%)	8.83%	9.01%
Investor Class	Return Before Taxes	(0.74%)	10.98%	10.75%	[1]	Oct. 31, 2007
MSCI Europe Small Cap Index (reflects no deduction for fees, expenses or taxes)		(6.50%)	18.91%	2.52%
Morningstar Long/Short Category Avg. (reflects no deduction for fees, expenses or taxes)		2.83%	6.85%	1.53%
[1]	The Predecessor Fund commenced operations on October 31, 2007.

After tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown may not be relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions) but assumes that Fund shares are still held at the end of the period. After tax returns are shown for only Institutional Class Shares and after tax returns for Investor Class Shares will vary.

The MSCI Europe Small CapIndex captures small cap representation across the 15 Developed Markets (DM) countries in Europe. With 902 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in the European equity universe.

The Morningstar Long/Short Equity Category Average reflects the average return for mutual funds that Morningstar considers to be utilizing a long/short equity approach. Long/short portfolios hold sizable stakes in both long and short positions. Some funds that fall into this category are market neutral--dividing their exposure equally between long and short positions in an attempt to earn a modest return that is not tied to the market’s fortunes. Other portfolios that are not market neutral will shift their exposure to long and short positions depending upon their macro outlook or the opportunities they uncover through bottom-up research.

[1]	The returns shown in the bar chart are for Institutional Class shares. The performance of Investor Class shares will differ due to differences in expenses and sales load charges.
[2]	This performance information reflects the performance of the Predecessor Fund as adjusted to reflect Institutional Class Shares and Investor Class Shares expenses reflected in the Fee Table. Returns after tax on distributions are not shown because the privately offered fund, unlike a regulated investment company, was not required to make annual distributions to its investors. The Fund expects to make sufficient distributions to qualify and be eligible for treatment as a regulated investment company for tax purposes.